Right-of-use assets	6 Months Ended
Feb. 29, 2024
Right-of-use assets
Right-of-use assets

6. Right-of-use assets

		Computer		Boat rental
	Premises	equipment	Rolling stock	fleet	Total
	$	$	$	$	$
Cost
Balance at August 31, 2022	2,880,039	3,646	88,020	211,459	3,183,164
Additions	921,498	—	—	—	921,498
Disposals	—	—	(46,200)	(170,298)	(216,498)
Transferred to property and equipment	—	(3,646)	—	(41,161)	(44,807)
Currency translation	38,254	—	2,100	—	40,354
Balance at August 31, 2023	3,839,791	—	43,920	—	3,883,711
Additions	—	—	38,283	—	38,283
Currency translation	1,821	—	958	—	2,779
Balance at February 29, 2024	3,841,612	—	83,161	—	3,924,773

Accumulated depreciation
Balance at August 31, 2022	822,407	2,878	20,315	76,464	922,064
Depreciation	615,937	768	23,934	21,442	662,081
Disposal	—	(3,646)	(13,475)	(97,906)	(115,027)
Balance at August 31, 2023	1,438,344	—	30,774	—	1,469,118
Depreciation	313,130	—	17,095	—	330,225
Balance at February 29, 2024	1,751,474	—	47,869	—	1,799,343

Net carrying amount
As at August 31, 2023	2,401,447	—	13,146	—	2,414,593
As at February 29, 2024	2,090,138	—	35,292	—	2,125,430